Redeemable Convertible Preferred Stock - Summary of Preferred Stock (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 25, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2016
Temporary Equity [Line Items]
Preferred Stock Authorized	0		49,178,527
Preferred Stock Issued	0		49,178,527
Preferred Stock Outstanding	0		49,178,527	17,718,974
Carrying Value			$ 92,439	$ 17,916
Liquidation Preference			$ 88,164
Common Stock Issuable Upon Conversion		23,375,405	19,032,066
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock Authorized			35,663,974
Preferred Stock Issued			35,663,974		17,718,974
Preferred Stock Outstanding			35,663,974
Carrying Value			$ 39,939
Liquidation Preference			$ 35,664
Common Stock Issuable Upon Conversion			13,801,936
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock Authorized			13,514,553
Preferred Stock Issued			13,514,553
Preferred Stock Outstanding			13,514,553
Carrying Value			$ 52,500
Liquidation Preference			$ 52,500
Common Stock Issuable Upon Conversion			5,230,130